Property and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 5 — Property and equipment, net

Property and equipment, net consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Electronic equipment	$31,202	$31,261
Office equipment, furniture and fixtures	11,425	11,455
Motor vehicles	43,686	—
Subtotal	86,313	42,716
Less: accumulated depreciation	(34,624)	(21,572)
Total	$51,689	$21,144

For the years ended September 30, 2025, 2024 and 2023 the Company purchased new property and equipment of $43,611, nil and $38,867, respectively and the foreign exchange effect of the years ended September 30, 2025, 2024 and 2023 was $75, nil and $4.

Total depreciation expense for the years ended September 30, 2025, 2024 and 2023 amounted to $13,088, $11,559 and $8,306 respectively and the foreign exchange effect of the years ended September 30, 2025, 2024 and 2023 was $36, $217 and $69.